Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Provision for credit losses
Provision for loan losses	145	166	159
Provision for lending-related and other exposures	41	1	11
Provision for credit losses	186	167	170
Bank
Provision for credit losses
Provision for loan losses	85	91	77
Provision for lending-related and other exposures	40	2	11
Provision for credit losses	125	93	88